LVIP Wilshire Aggressive Profile Fund
(Standard Class)


Summary Prospectus
April 30, 2010

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at www.LincolnFinancial.com/LVIPstandard. You can also get this information at no cost by calling 877 ASK LINCOLN (877-275-5462) or by sending an e-mail request to callcenter@LFG.com. The Fund's prospectus and statement of additional information, both dated April 30, 2010, and most recent report to shareholders, dated December 31, 2009, are all incorporated by reference into this Summary Prospectus.
-------------------------------------------------------------------------------

Investment Objective

The investment objective of the LVIP Wilshire Aggressive Profile Fund is to seek long-term growth of capital. Current income is not a consideration.


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Standard Class shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.



Shareholder Fees (fees paid directly from your investment)
 Maximum Sales Charge (Load) Imposed on Purchases                                                 N/A
 Maximum Deferred Sales Charge (Load)                                                             N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                      N/A
 Redemption Fee                                                                                   N/A
 Exchange Fee                                                                                     N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                    0.25%
 Distribution and/or Service (12b-1 fees)                                                        None
 Other Expenses                                                                                    0.11%
 Acquired Fund Fees and Expenses (AFFE)                                                            0.86%
 Total Annual Fund Operating Expenses1                                                             1.22%
 Less Fee Waiver and Expense Reimbursement1                                                       (0.16%)
 Net Expenses (including AFFE)                                                                     1.06%

1 The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses. Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.05% of average daily net assets of the fund. The agreement will continue at least through April 30, 2011. LIA has contractually agreed to reimburse the fund's Standard Class to the extent that the Total Annual Fund Operating Expenses (excluding underlying fund fees and expenses) exceed 0.20% of average daily net assets of the fund. The agreement will continue at least through April 30, 2011.

LVIP Wilshire Aggressive Profile Fund                                        1

Example


This example is intended to help you compare the cost of investing in the Profile Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the Profile Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses (including AFFE) with fee waivers and expense reimbursement for the Profile Fund for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the Profile Fund for the years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expense were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.



 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $108     $371      $655    $1,463

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 41% of the average value of its portfolio.


Principal Investment Strategies

The Profile Fund operates under a fund of funds structure. The Profile Fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. Under normal circumstances, the Profile Fund's investment strategy will be to invest approximately 90% of its assets in underlying funds which invest primarily in equity securities (stocks) and approximately 10% of its assets in underlying funds which invest primarily in fixed income securities (bonds).

The sub-adviser develops the Profile Fund's asset allocation model based on the fund's investment strategy. The Profile Fund's largest allocation will be to underlying funds that primarily invest in domestic and foreign equity securities (stocks), including medium and small cap companies, with growth and value styles. A smaller allocation will be made to underlying funds that primarily invest in domestic and foreign fixed income securities (bonds).

On at least an annual basis, the sub-adviser will reassess and make any necessary revisions in the Profile Fund's asset allocation model, including revising the asset class weightings in the models and adding and/or removing underlying funds in the models. On at least a semi-annual basis, the sub-adviser will reassess and potentially re-weight the underlying funds in the Profile Fund's asset allocation model. The sub-adviser will also periodically rebalance the weightings in the underlying funds held by the Profile Fund to the current asset allocation model. In general, the sub-adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market.

The sub-adviser uses mathematical and statistical investment processes to allocate assets, select managers and construct portfolios in ways that seek to outperform the Profile Fund's composite. The underlying fund selection is made based on the Profile Fund's particular asset allocation model, the sub-adviser's desired asset class exposures and the investment styles of the underlying funds. The sub-adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability as an investment for the Profile Fund.


Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Asset Allocation Risk: The fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The fund is subject to the risk that the fund may allocate assets to an asset class that underperforms other asset classes.
 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
 o Growth Stocks Risks: Growth stocks have historically been more volatile than value stocks over the long-term. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.


2  LVIP Wilshire Aggressive Profile Fund

 o Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the fund's shares.
 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the fund's yield.
 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.


Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year and lifetime periods compare with those of a broad measure of market performance. Information has also been included for the Aggressive Profile Composite, which is an unmanaged index compiled by LIA, the fund's adviser, and is constructed as follows: 57% Wilshire 5000 IndexSM, 10% Barclays Capital U.S. Aggregate Bond Index, 28% MSCI EAFE Index and 5% MSCI Emerging Markets Free Index. The Aggressive Profile Composite shows how the fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the fund invests. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.


[GRAPHIC OMITTED]





[CHART]
Annual Total Returns
                     2006     2007     2008          2009
                     16.54%   11.02%    (40.46%)     30.80%




During the periods shown in the above chart, the fund's highest return for a quarter occurred in the second quarter of 2009 at: 18.31%.

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (21.69%).



                                               Average Annual Total Returns
                                                For periods ended 12/31/09
                                               ----------------------------
                                                               Lifetime
                                                           (Since inception
                                                 1 year        5/03/05)
                                               ---------- -----------------
       LVIP Wilshire Aggressive Profile Fund      30.80%         3.00%
                       Wilshire 5000 IndexSM      28.30%         1.86%
  Barclays Capital U.S. Aggregate Bond Index       5.93%         5.13%
                             MSCI EAFE Index      32.46%         4.87%
            MSCI Emerging Markets Free Index      79.02%        17.22%
                Aggressive Profile Composite      29.56%         4.03%


LVIP Wilshire Aggressive Profile Fund                                        3

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Wilshire Associates Incorporated



Portfolio Manager(s)   Company Title    Experience w/Fund
---------------------- ---------------- ------------------
Victor Zhang           Vice President   Since May 2005

Tax Information

The fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.


Payments to Insurance Companies, Broker-Dealers and other Financial
Intermediaries

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. These payments may create a conflict of interest and may influence the insurance company to include a fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts which offer fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments.


4  LVIP Wilshire Aggressive Profile Fund

LVIP Wilshire Aggressive Profile Fund
(Service Class)


Summary Prospectus
April 30, 2010

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at www.LincolnFinancial.com/LVIPservice. You can also get this information at no cost by calling 877 ASK LINCOLN (877-275-5462) or by sending an e-mail request to callcenter@LFG.com. The Fund's prospectus and statement of additional information, both dated April 30, 2010, and most recent report to shareholders, dated December 31, 2009, are all incorporated by reference into this Summary Prospectus.
-------------------------------------------------------------------------------

Investment Objective

The investment objective of the LVIP Wilshire Aggressive Profile Fund is to seek long-term growth of capital. Current income is not a consideration.


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Service Class shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.



Shareholder Fees (fees paid directly from your investment)
 Maximum Sales Charge (Load) Imposed on Purchases                                                 N/A
 Maximum Deferred Sales Charge (Load)                                                             N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                      N/A
 Redemption Fee                                                                                   N/A
 Exchange Fee                                                                                     N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                    0.25%
 Distribution and/or Service (12b-1 fees)                                                          0.25%
 Other Expenses                                                                                    0.11%
 Acquired Fund Fees and Expenses (AFFE)                                                            0.86%
 Total Annual Fund Operating Expenses1                                                             1.47%
 Less Fee Waiver and Expense Reimbursement1                                                       (0.16%)
 Net Expenses (including AFFE)                                                                     1.31%

1 The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses. Lincoln Investment Advisors (LIA) has contractually agreed to waive the following portion of its advisory fee for the funds: 0.05% of average daily net assets of the fund. The agreement will continue through at least through April 30, 2011. LIA has contractually agreed to reimburse each fund's Service Class to the extent that the Total Annual Fund Operating Expenses (excluding underlying fund fees and expenses) exceed 0.45% of average daily net assets of the fund. The agreement will continue at least through April 30, 2011.

LVIP Wilshire Aggressive Profile Fund                                        1

Example


This example is intended to help you compare the cost of investing in the Profile Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the Profile Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses (including AFFE) with fee waiver and expense reimbursement for the Profile Fund for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the Profile Fund for the years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.



 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $133     $449      $788    $1,744

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 41% of the average value of its portfolio.


Principal Investment Strategies

The Profile Fund operates under a fund of funds structure. The Profile Fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. Under normal circumstances, the Profile Fund's investment strategy will be to invest approximately 90% of its assets in underlying funds which invest primarily in equity securities (stocks) and approximately 10% of its assets in underlying funds which invest primarily in fixed income securities (bonds).

The sub-adviser develops the Profile Fund's asset allocation model based on the fund's investment strategy. The Profile Fund's largest allocation will be to underlying funds that primarily invest in domestic and foreign equity securities (stocks), including medium and small cap companies, with growth and value styles. A smaller allocation will be made to underlying funds that primarily invest in domestic and foreign fixed income securities (bonds).

On at least an annual basis, the sub-adviser will reassess and make any necessary revisions in the Profile Fund's asset allocation model, including revising the asset class weightings in the models and adding and/or removing underlying funds in the models. On at least a semi-annual basis, the sub-adviser will reassess and potentially re-weight the underlying funds in the Profile Fund's asset allocation model. The sub-adviser will also periodically rebalance the weightings in the underlying funds held by the Profile Fund to the current asset allocation model. In general, the sub-adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market.

The sub-adviser uses mathematical and statistical investment processes to allocate assets, select managers and construct portfolios in ways that seek to outperform the Profile Fund's composite. The underlying fund selection is made based on the Profile Fund's particular asset allocation model, the sub-adviser's desired asset class exposures and the investment styles of the underlying funds. The sub-adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability as an investment for the Profile Fund.


Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Asset Allocation Risk: The fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The fund is subject to the risk that the fund may allocate assets to an asset class that underperforms other asset classes.
 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
 o Growth Stocks Risks: Growth stocks have historically been more volatile than value stocks over the long-term. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.


2  LVIP Wilshire Aggressive Profile Fund

 o Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the fund's shares.
 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the fund's yield.
 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.


Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Service Class from year to year; and
(b) how the average annual returns of the fund's Service Class for one year and lifetime periods compare with those of a broad measure of market performance. Information has also been included for the Aggressive Profile Composite, which is an unmanaged index compiled by LIA, the fund's adviser, and is constructed as follows: 57% Wilshire 5000 IndexSM, 10% Barclays Capital U.S. Aggregate Bond Index, 28% MSCI EAFE Index and 5% MSCI Emerging Markets Free Index. The Aggressive Profile Composite shows how the fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the fund invests. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.


[GRAPHIC OMITTED]





[CHART]
Annual Total Return
2006                2007     2008          2009
16.25%              10.74%    (40.62%)     30.47%




During the periods shown in the above chart, the fund's highest return for a quarter occurred in the second quarter of 2009 at: 18.23%.

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (21.74%).



                                               Average Annual Total Returns
                                                For periods ended 12/31/09
                                               ----------------------------
                                                               Lifetime
                                                           (Since inception
                                                 1 year       5/3/2005)
                                               ---------- -----------------
       LVIP Wilshire Aggressive Profile Fund      30.47%         2.74%
                       Wilshire 5000 IndexSM      28.30%         1.86%
  Barclays Capital U.S. Aggregate Bond Index       5.93%         5.13%
                             MSCI EAFE Index      32.46%         4.87%
            MSCI Emerging Markets Free Index      79.02%        17.22%
                Aggressive Profile Composite      29.56%         4.03%


LVIP Wilshire Aggressive Profile Fund                                        3

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Wilshire Associates Incorporated



Portfolio Manager(s)   Company Title    Experience w/Fund
---------------------- ---------------- ------------------
Victor Zhang           Vice President   Since May 2005

Tax Information

The fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.


Payments to Insurance Companies, Broker-Dealers and other Financial
Intermediaries

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. These payments may create a conflict of interest and may influence the insurance company to include a fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts which offer fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments.


4  LVIP Wilshire Aggressive Profile Fund